UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund II

LM Capital Opportunistic Bond Fund
Semi-Annual Report	January 31, 2015

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JANUARY 31, 2015
(Unaudited)

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-330-1111; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JANUARY 31, 2015 (Unaudited)

SHAREHOLDERS’ LETTER

Dear Shareholder(s):

Since our last shareholder letter, much of the same broad themes we witnessed to start the year continued across global fixed income markets right through the year’s end. First, global government bond yields continued to grind lower on weaker than expected economic data and more specifically, lower than expected inflation figures as commodity prices collapsed. Second, corporate debt across the developed markets continued to outperform as investors remained comfortable with corporate credit metrics and where we are in the credit cycle. Third, volatility remain elevated in credit instruments across the emerging markets as investors start to price the need for more risk compensation given a slower trajectory of growth across the globe, a less accommodative monetary policy stance from the United States and heightened social and political anxieties across Venezuela, Ukraine, Russia and the Middle East. Finally, liquidity across the fixed income markets remains strained at best and downright poor at worst as the net supply across the broad fixed income market is minimal and Central Banks and several large asset managers continue to hoard securities.

In the end, longer dated fixed income instruments performed the best during the second half of the year. The decision by LM Capital to overweight credit led to continued good performance for the LM Capital Opportunistic Bond Fund (the “Fund”).

The global economy remains constrained by deleveraging pressures and the continued uncertainty surrounding the potential for exogenous shocks as global fiscal and monetary policy playbooks remain fluid, regulatory uncertainties/constraints linger and demographics are shifting. As a result, fixed income investors remain vulnerable to sudden and abrupt swings in interest rates. Global central banks remain committed to various forms of accommodative monetary policy, albeit at a much less vigorous pace in the U.S. and a more vigorous pace in Europe and Japan. While monetary policy is supportive of financial risk taking, it will provide little support to real global output at this point. Our strategy continues to call for an overall neutral-to-mild underweight duration portfolio position and continued exposure to the plus sectors. The portfolios combined plus sector weights were largely held steady during the second half of the year. As oil prices remain volatile at depressed levels we continue to monitor geopolitical pressure points across the

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JANUARY 31, 2015 (Unaudited)

Middle East, Ukraine, Russia and Venezuela. In addition, we are closely monitoring the depth and breadth of liquidity within the fixed income markets. Should any of the situations deviate from our baseline scenarios, action in the portfolio may be taken, particularly in the credit (U.S. High Yield and/or Emerging Market Debt) allocation.

Thank you for your business and we look forward to working with you going forward.

LM Capital Group, LLC

To determine if this Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus which may be obtained by calling 866-330-1111. Please read the prospectus carefully before investing.

Mutual Fund investing involves risk, including the possible loss of principal. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments. Mortgage-backed securities are subject to prepayment and extension risk and therefore react differently to changes in interest rates than other bonds. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities. Capital gains, if any, are subject to capital gains tax. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume.

There is no assurance that the Fund will achieve its stated objectives.

The LM Capital Funds are distributed by SEI Investments Distribution Co. (SIDCO). The Funds are managed by LM Capital Group, LLC. SIDCO is not affiliated with LM Capital or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JANUARY 31, 2015 (Unaudited)

Definition of the Comparative Indices

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JANUARY 31, 2015
(Unaudited)

SECTOR WEIGHTINGS†

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 57.5%
	Face Amount	Value
CONSUMER DISCRETIONARY — 10.0%
Comcast 5.150%, 03/01/20	$150,000	$173,230
Controladora Mabe 6.500%, 12/15/15 (A)	100,000	103,050
Interpublic Group of Companies 4.000%, 03/15/22	300,000	314,968
Starbucks 3.850%, 10/01/23	100,000	110,824
The Gap 5.950%, 04/12/21	150,000	174,482
Time Warner 4.650%, 06/01/44	100,000	111,611

		988,165

CONSUMER STAPLES — 1.1%
Raizen Energy Finance 7.000%, 02/01/17 (A)	100,000	106,500

ENERGY — 3.8%
Chesapeake Energy 6.125%, 02/15/21	165,000	174,075

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JANUARY 31, 2015
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY —continued
Ecopetrol 7.625%, 07/23/19	$175,000	$203,875

		377,950

FINANCIALS — 24.2%
Ally Financial 6.250%, 12/01/17	200,000	214,500
American International Group 6.400%, 12/15/20	200,000	244,718
Bank of America 5.700%, 01/24/22	250,000	294,109
Bank of America MTN 4.200%, 08/26/24	150,000	155,751
CIT Group 5.500%, 02/15/19 (A)	200,000	212,180
Citigroup 8.500%, 05/22/19	125,000	157,538
Goldman Sachs Group MTN 5.375%, 03/15/20	150,000	171,690
JPMorgan Chase 6.400%, 05/15/38	150,000	206,575
Metropolitan Life Global Funding I 0.632%, 04/10/17 (A) (B)	150,000	150,384
Morgan Stanley MTN 4.875%, 11/01/22	250,000	271,717
Regions Bank 6.450%, 06/26/37	250,000	329,999

		2,409,161

HEALTH CARE — 1.0%
Humana 3.150%, 12/01/22	100,000	101,148

INDUSTRIALS — 5.0%
Embraer 5.150%, 06/15/22	150,000	158,812

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JANUARY 31, 2015
(Unaudited)

CORPORATE OBLIGATIONS — concluded
	Face Amount	Value
INDUSTRIALS — continued
General Electric 3.375%, 03/11/24	$185,000	$199,048
United Parcel Service 3.125%, 01/15/21	130,000	139,929

		497,789

INFORMATION TECHNOLOGY — 3.4%
CA 5.375%, 12/01/19	100,000	112,594
Hewlett-Packard 4.650%, 12/09/21	200,000	221,570

		334,164

MATERIALS — 2.3%
Alcoa 6.150%, 08/15/20	200,000	228,365

TELECOMMUNICATION SERVICES — 6.7%
Colombia Telecomunicaciones 5.375%, 09/27/22 (A)	200,000	197,500
Telecom Italia 5.303%, 05/30/24 (A)	200,000	209,000
Verizon Communications 6.400%, 09/15/33	200,000	258,690

		665,190

TOTAL CORPORATE OBLIGATIONS (Cost $5,411,856)		5,708,432

MORTGAGE-BACKED SECURITIES — 20.7%
FHLMC 5.000%, 05/01/38	67,330	74,142
4.500%, 05/01/40	51,798	56,170
4.500%, 08/01/40	130,259	141,368
4.000%, 04/01/26	132,858	141,925
4.000%, 10/01/41	199,475	213,736
3.500%, 03/01/26	47,404	50,395

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JANUARY 31, 2015
(Unaudited)

MORTGAGE-BACKED SECURITIES — concluded
	Face Amount/ Shares	Value
FNMA 4.500%, 02/01/39	$78,904	$85,750
4.500%, 02/01/41	210,859	229,795
4.500%, 10/01/41	97,776	108,463
4.000%, 11/01/40	259,441	278,190
4.000%, 01/01/41	192,264	206,116
4.000%, 05/01/44	94,873	103,269
3.500%, 07/01/42	346,009	365,899

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,012,669)		2,055,218

U.S. TREASURY OBLIGATIONS — 15.9%
U.S. Treasury Bond 4.750%, 02/15/41	100,000	151,383
U.S. Treasury Notes 3.500%, 05/15/20	350,000	390,168
3.125%, 05/15/19	100,000	108,476
2.375%, 07/31/17	200,000	208,656
2.250%, 11/15/24	100,000	105,125
2.000%, 02/15/23	200,000	206,547
1.750%, 10/31/18	400,000	411,219

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,552,488)		1,581,574

U.S. GOVERNMENT AGENCY OBLIGATION — 3.0%
FHLMC 1.375%, 05/01/20	300,000	299,741

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION (Cost $300,680)		299,741

PREFERRED STOCK — 1.2%
FINANCIALS — 1.2%
JPMorgan Chase, 6.700%	4,500	119,925

TOTAL PREFERRED STOCK (Cost $116,190)		119,925

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JANUARY 31, 2015
(Unaudited)

SHORT-TERM INVESTMENT — 1.2%
	Shares	Value
SEI Daily Income Trust Government Fund, Class A, 0.020% (C) (Cost $119,054)	119,054	$119,054

TOTAL INVESTMENTS — 99.5% (Cost $9,512,937)		$9,883,944

Percentages are based on Net Assets of $9,938,364.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2015.
(C)	The rate reported is the 7-day effective yield as of January 31, 2015.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

The following is a list of inputs used as of January 31, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$5,708,432	$—	$5,708,432
Mortgage-Backed Securities	—	2,055,218	—	2,055,218
U.S. Treasury Obligations	—	1,581,574	—	1,581,574
U.S. Government Agency Obligation	—	299,741	—	299,741
Preferred Stock	119,925	—	—	119,925
Short-Term Investment	119,054	—	—	119,054

Total Investments in Securities	$238,979	$9,644,965	$—	$9,883,944

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JANUARY 31, 2015
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $9,512,937)	$9,883,944
Cash	2,375
Interest Receivable	87,848
Receivable from Adviser	18,669
Prepaid Expenses	4,361

Total Assets	9,997,197

Liabilities:
Payable due to Administrator	10,617
Payable due to Trustees	3,029
Chief Compliance Officer Fees Payable	2,973
Other Accrued Expenses	42,214

Total Liabilities	58,833

Net Assets	$9,938,364

Net Assets Consist of:
Paid-in-Capital	$9,563,597
Distributions in Excess of Net Investment Income	(6,832)
Accumulated Net Realized Gain on Investments	10,592
Net Unrealized Appreciation on Investments	371,007

Net Assets	$9,938,364

Net Asset Value and Redemption Price Per Share (unlimited authorization — no par value) Institutional Class Shares ($9,938,364 ÷ 953,453)	$10.42

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
FOR THE SIX MONTHS ENDED
JANUARY 31, 2015
(Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Interest Income	$157,257
Dividend Income	3,769

Total Investment Income	161,026

Expenses:
Administration Fees	63,014
Investment Advisory Fees	17,080
Trustees’ Fees	4,448
Chief Compliance Officer Fees	3,601
Offering Costs — See Note 2	27,170
Legal Fees	15,627
Transfer Agent Fees	13,381
Printing Fees	12,782
Audit Fees	11,333
Custodian Fees	5,042
Registration Fees	1,404
Insurance and Other Expenses	5,282

Total Expenses	180,164

Less: Investment Advisory Fees Waived	(17,080)
Reimbursement of Expense from Investment Adviser	(141,125)

Net Expenses	21,959

Net Investment Income	139,067

Net Realized Gain on Investments	32,796
Net Change in Unrealized Appreciation (Depreciation) on Investments	202,906

Net Realized and Unrealized Gain on Investments	235,702

Net Increase in Net Assets Resulting from Operations	$374,769

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2015 (Unaudited)	Period Ended July 31, 2014*
Operations:
Net Investment Income	$139,067	$170,569
Net Realized Gain on Investments	32,796	20,840
Net Change in Unrealized Appreciation (Depreciation) on Investments	202,906	168,101

Net Increase in Net Assets Resulting from Operations	374,769	359,510

Dividends and Distributions from:
Net Investment Income:
Institutional Class Shares	(148,273)	(178,492)
Net Realized Gains
Institutional Class Shares	(32,747)	—

Total Dividends and Distributions	(181,020)	(178,492)

Capital Share Transactions(1)
Institutional Class Shares
Issued	—	100
Issued in Connection with In-Kind Transfer**	—	9,203,987
Reinvestment of Distributions	181,019	178,491

Net Institutional Class Capital Share Transactions	181,019	9,382,578

Net Increase From Capital Share Transactions	181,019	9,382,578

Total Increase in Net Assets	374,768	9,563,596

Net Assets:
Beginning of Period	9,563,596	—

End of Period (including undistributed (distributions in excess of) net investment income of ($6,832) and $2,374)	$9,938,364	$9,563,596

*	Commenced operations on December 31, 2013.
**	See Note 1 in the Notes to Financial Statements.
(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Institutional Class Shares
	Six Months Ended January 31, 2015 (Unaudited)		Period Ended July 31, 2014‡
Net Asset Value, Beginning of Period	$10.22		$10.00

Income from Operations:
Net Investment Income(1)	0.15		0.18
Net Realized and Unrealized Gain on Investments	0.24		0.23

Total from Operations	0.39		0.41

Dividends and Distributions from:
Net Investment Income	(0.16)		(0.19)
Net Realized Gains	(0.03)		—

Total Dividends and Distributions	(0.19)		(0.19)

Net Asset Value, End of Period	$10.42		$10.22

Total Return†	3.88%		4.15%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$9,938		$9,564
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.45	%*	0.45	%*
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	3.69	%*	4.10	%*
Ratio of Net Investment Income to Average Net Assets	2.85	%*	3.14	%*
Portfolio Turnover Rate	13	%**	16	%**

‡	Commenced operations on December 31, 2013.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.
(1)	Per share data calculated using average shares method.
*	Annualized
**	Not Annualized

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-nine funds. The financial statements herein are those of the LM Capital Opportunistic Bond Fund (the “Fund”). The financial statements of the remaining funds of the Trust are presented separately. The investment objective of the Fund is to achieve a total return that exceeds that of the Fund’s benchmark, the Barclays U.S. Aggregate Bond Index, over a market cycle of three to five years. The Fund is a diversified fund and will seek to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held. The Fund consists of Institutional Class Shares and Retirement Class Shares. The Institutional Class Shares commenced operations on December 31, 2013. The Retirement Class Shares are currently not operational.

The Fund commenced operations on December 31, 2013 as a result of a contribution in-kind from a limited partnership managed by the Adviser. On this date, the Fund issued 918,271 Institutional Class Shares in exchange for net assets at their then current value of $9,182,709, including accrued interest of $73,586.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2015, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities.
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period ended January 31, 2015, there have been no changes to the Fund’s fair value methodologies, no Level 3 assets and liabilities, and there have been no transfers between Level 1 and Level 2 assets and liabilities. For details of investment classifications, reference the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

As of and during the period ended January 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties relating to unrecognized tax benefits.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of January 31, 2015, deferred offering costs for the Fund have been fully amortized.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid monthly by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an amended Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended January 31, 2015, the Fund was charged $63,014 for these services.

Atlantic Fund Services serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

MUFG Union Bank, N.A. (formerly Union Bank, N.A.) acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, LM Capital Group, LLC (the “Adviser”), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.35% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses from exceeding 0.45% of the Institutional Class Shares’ average daily net assets. The Adviser may discontinue the expense limitation upon ninety (90) days’ prior written notice to the Trust, effective as of close of business on November 29, 2016. The Board of Trustees (the “Board”) may terminate this agreement for any reason at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. As of January 31, 2015, fees which were previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $198,316 and $158,205, expiring in 2017 and 2018, respectively.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

6.	Share Transactions:

	Six Months Ended January 31, 2015 (Unaudited)	Period Ended July 31, 2014*
Share Transactions:
Institutional Class Shares
Issued	—	10
Issued in Connection with In-Kind Transfer**	—	918,271
Reinvestment of Distributions	17,660	17,512

Net Increase in Shares Outstanding from Share Transactions	17,660	935,793

*	Commenced operations on December 31, 2013.
**	See Note 1 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

7.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than in-kind transactions and short-term investments, for the period ended January 31, 2015, were as follows:

	U.S. Government	Other	Total
Purchases	$344,364	$1,066,680	$1,411,044
Sales	184,532	1,033,924	1,218,456

8.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

The tax character of dividends and distributions declared during the period ended July 31, 2014 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2014	$178,492	$—	$178,492

As of July 31, 2014, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$2,374
Undistributed Long-Term Capital Gains	10,543
Unrealized Appreciation	168,101

Total Distributable Earnings	$181,018

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at January 31, 2015 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$9,512,937	$384,398	$(13,391)	$371,007

9.	Other:

At January 31, 2015, 100% of total Institutional Class Shares outstanding were held by one record shareholder.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.	Concentration/Risk:

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

11.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of January 31, 2015.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2014 to January 31, 2015).

The table below illustrates your Fund’s costs in two ways.

•  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 08/01/14	Ending Account Value 01/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,038.80	0.45%	$2.31
Hypothetical 5% Return	1,000.00	1,022.94	0.45%	2.29
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 18, 2014 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

Investment Performance of the Fund and the Adviser

The Board was provided with information regarding the Fund’s performance since the Agreement was approved. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to institutional and other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Fund.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

LM Capital Opportunistic Bond Fund

P.O. Box 588

Portland, ME 04112

Investment Adviser:

LM Capital Group, LLC

750 B Street

Suite 3010

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

LMC-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: April 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: April 8, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: April 8, 2015